Lease Liabilities (Summary of Lease Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Current portion of lease liabilities	$ 327	$ 305
Lease liabilities - non-current	$ 1,326	1,204
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	4.30%
Lease liabilities - non-current	$ 999	899
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	4.50%
Current portion of lease liabilities	$ 327	$ 305